CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities:
Fixed maturities, at fair value	$ 30,124.5	$ 30,281.3	$ 28,312.0
Marketable equity securities, at fair value	708.6	755.7	717.4
Mortgage loans, net	6,285.0	6,241.2	5,692.2
Policy loans	52.1	54.5	57.0
Investments in limited partnerships	150.0	173.0	214.7
Derivatives, at fair value	294.8	339.1	307.4
Total investments	37,615.0	37,844.8	35,300.7
Cash and cash equivalents	435.0	347.5	326.3
Accrued investment income	339.0	335.2	326.7
Reinsurance recoverables	320.4	318.2	298.8
DAC and VOBA	960.8	696.2	596.7
Receivables and other assets	216.8	216.3	191.7
Other intangible assets, net	1,212.8	1,254.9	1,339.4
Goodwill	563.0	563.0	563.0
Separate account assets	999.4	978.1	911.4
Total assets	42,662.2	42,554.2	39,854.7
LIABILITIES AND STOCKHOLDER'S EQUITY
Funds held under deposit contracts	36,199.1	35,345.9	33,393.1
Future policy benefits	507.6	498.8	473.7
Policy and contract claims	250.6	196.6	152.8
Other policyholders' funds	131.7	117.9	118.0
Deferred income tax liabilities, net	60.3	251.1	253.4
Other liabilities	673.4	601.3	526.3
Separate account liabilities	999.4	978.1	911.4
Total liabilities	38,822.1	37,989.7	35,828.7
Commitments and contingencies
Common stock, $250 par value; 20,000 shares authorized, issued, and outstanding	5.0	5.0	5.0
Additional paid-in capital	3,867.5	3,867.5	3,887.4
Retained earnings (deficit)	226.1	140.9	(7.5)
Accumulated other comprehensive income (loss), net of taxes	(258.5)	551.1	141.1
Total stockholder's equity	3,840.1	4,564.5	4,026.0
Total liabilities and stockholder's equity	$ 42,662.2	$ 42,554.2	$ 39,854.7